Debt (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2024	Mar. 21, 2023	Sep. 30, 2022	Jun. 03, 2022	Jun. 02, 2022	Feb. 15, 2022	Oct. 05, 2018	Sep. 07, 2018	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 28, 2022	Aug. 31, 2022	Jun. 30, 2022	May 12, 2022	Feb. 16, 2022	Feb. 14, 2022	Dec. 14, 2020
Debt Instrument [Line Items]
Principle amount of issued										$ 10,000
Increase of Principal Balance						$ 28,000
Principal payments												$ 106,000	$ 45,900	$ 69,800
Debt issuance costs												3,100	7,900	10,700
Loss on debt extinguishment, net										0	$ 4,799	(28,634)	12,463	$ 0
Actual cumulative net sales													481,000
2018 Purchase Agreements and Indenture [Member]
Debt Instrument [Line Items]
Principle amount of issued										$ 10,000
Purcahse price								$ 140,000
Increase of Principal Balance													28,000
Subordinated loan													$ 35,000
Note Principal Reduction Amount												20,000
AggregatePrincipalAmount								$ 224,000
Related Party Notes Payable [Member]
Debt Instrument [Line Items]
Promissory note																		$ 5,000		$ 35,000
Minimum [Member] | 2018 Purchase Agreements and Indenture [Member]
Debt Instrument [Line Items]
Cash Requirement																				$ 10,000
2020 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding principal amount																			$ 8,800
Accounts receivable revolving loan facility in an aggregate amount																					$ 10,000
Line Of Credit Facility Interest Rate	1.75%
Amendment Number Four [Member] | 2018 Purchase Agreements and Indenture [Member]
Debt Instrument [Line Items]
Forgiven amount			$ 28,000						$ 28,000
Note Principal Reduction Amount			41,400		$ 41,400
Repurchase Principal In Percentage				100.00%
Cash Received					15,000										$ 34,000
Minimum Cash Requirement			5,000						5,000
Outstanding principal amount			$ 39,700						39,700							$ 1,700
Principal payments									$ 28,000
Loss on debt extinguishment, net												$ (28,600)
Fair value decrease																	$ 30,400
Carrying value increased																	$ 30,400
Amendment Number Four [Member] | Maximum [Member] | 2018 Purchase Agreements and Indenture [Member]
Debt Instrument [Line Items]
AggregatePrincipalAmount					$ 50,000		$ 25,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued		$ 25,000
Debt instrument, description										The Securities Purchase Agreement provides that the Convertible Debentures will be issued and sold at a purchase price equal to 96% of the applicable principal amount in three tranches as follows: (i) $10.0 million upon the signing of the Securities Purchase Agreement, which was funded on March 21, 2023, (ii) $7.5 million upon the filing of a registration statement on Form S-1 with the SEC to register the resale by Yorkville of any shares of Common Stock issuable upon conversion of the Convertible Debentures under the Securities Act and (iii) $7.5 million at the time such registration statement is declared effective by the SEC.
Debt interest rate		7.00%
Debt maturity date		Dec. 21, 2023
Debt conversion price		$ 8
Debt Instrument Principal Amount, Percentage		5.00%
Debt payment terms										The Company has the option to repay either (i) in cash, with premium equal to 5% in respect of the principal amount of such payment, or (ii) by submitting a notice under the A&R Yorkville Purchase Agreement, or a series of Yorkville advances, or any combination of (i) or (ii) as determined by the Company. In case of (ii), the proceeds from the shares sold to Yorkville are applied against the outstanding amounts.
Convertible Debentures Issued Percent		96.00%
Redemption Premium										10.00%
Tranche One [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued		$ 10,000
Tranche Two [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued		7,500
Tranche Three [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principle amount of issued		$ 7,500